Long-term Debt - Summary of Long-term Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 70,438,500
Current portion of long-term debt	0	10,324,000
Long-term debt	0	60,114,500
Current portion of deferred finance charges	0	147,462
Deferred finance charges non-current	0	326,577
Total deferred finance charges	0	474,039
Total debt	0	70,438,500
Total debt, net of deferred finance charges	0	69,964,461
Less: Current portion of long-term debt, net of current portion of deferred finance charges	0	10,176,538
Total long – term debt	$ 0	59,787,923
Term Loan A [Member]
Debt Instrument [Line Items]
Issue Date	Nov. 30, 2021
Maturity Date	Nov. 30, 2026
Drawn Amount	$ 28,000,000
Long-term debt	$ 0	23,196,000
Term Loan B [Member]
Debt Instrument [Line Items]
Issue Date	Sep. 30, 2022
Maturity Date	Sep. 30, 2026
Drawn Amount	$ 17,000,000
Long-term debt	$ 0	16,450,000
Term Loan C [Member]
Debt Instrument [Line Items]
Issue Date	Nov. 30, 2022
Maturity Date	Nov. 30, 2027
Drawn Amount	$ 30,792,500
Long-term debt	$ 0	$ 30,792,500